Related party transactions	6 Months Ended
Jun. 30, 2024
Related party transactions [abstract]
Related party transactions	Note 16: Related party transactions
Balances and transactions with fellow Lloyds Banking Group undertakings
The Bank and its subsidiaries have balances due to and from the Bank’s parent company, Lloyds Banking Group plc, and fellow Group undertakings. These are included on the balance sheet as follows:

	At 30 Jun 2024 £m	At 31 Dec 2023 £m

Assets, included within:
Financial assets at fair value through profit or loss	–	1
Derivative financial instruments	1,149	1,137
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	789	840

Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	5,168	2,932
Derivative financial instruments	892	953
Debt securities in issue at amortised cost	19,922	18,131
Subordinated liabilities	6,926	6,919
During the half-year to 30 June 2024 the Group earned £7 million (half-year to 30 June 2023: £7 million) of interest income and incurred £684 million (half-year to 30 June 2023: £475 million) of interest expense and recognised net fee and commission expense of £367 million (half year to 30 June 2023: £46 million) on balances and transactions with
Lloyds Banking Group plc and fellow Group undertakings. The increase in net fee and commission expense is primarily due to the impact of changes to commission arrangements with Scottish Widows.
Other related party transactions
Other related party transactions for the half-year to 30 June 2024 are similar in nature to those for the year ended
31 December 2023.